Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash		$ 2,143	$ 58
Other receivables	$ 86	84	19
Prepaid expenses	1,349	28	6
Total current assets	2,665	2,255	83
Non current assets
Long term deposits		0	52
Intangible assets, net	1,109	386	0
Total non current assets	2,646	386	52
TOTAL ASSETS	5,311	2,641	135
Current liabilities
Trade payables		455	420
Accrued liabilities		1,902	855
Deferred revenue		0	909
Total current liabilities	2,535	2,532	2,361
TOTAL LIABILITIES	2,535	2,532	2,361
COMMITMENTS AND CONTINGENCIES (Note 10)
SHAREHOLDERS’ EQUITY (DEFICIT)
Preferred shares, $0.0001 par value: 3,120,000 shares authorized at December 31, 2023 and 2022; 1,676,165 and no shares issued and outstanding at December 31, 2023 and 2022, respectively	0	0	0
Common shares, $0.0001 par value: 256,880,000 shares authorized at December 31, 2023 and 2022; 3,678,550 and 265,485 issued and outstanding at December 31, 2023 and 2022, respectively	1	0	0
Additional paid-in capital	86,074	76,733	71,795
Accumulated deficit	(83,299)	(76,624)	(74,021)
TOTAL SHAREHOLDERS’ EQUITY (DEFICIT)	2,776	109	(2,226)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	5,311	2,641	135
Related Party [Member]
Current liabilities
Related party payable		175	$ 177
Accrued liabilities	$ 1,153	$ 1,902